(21) Discontinued Operations: Schedule Of Operating Results Of Discontinued Operations (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule Of Operating Results Of Discontinued Operations

	December 31,	December 31,
	2013	2012
Revenues	$ -	$ 477,298
Cost of revenues	-	(163,487)
Gross profit	-	313,811
Selling, general and administrative	-	(319,976)
Loss from operations	-	(6,165)
Other expense	-	(295)
Net loss from discontinued operations	$ -	$ (6,460)